Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Oct. 31, 2024	Oct. 31, 2023
ASSETS
Cash and cash equivalents	$ 15,725	$ 76,524
Other receivables and other current assets		1,275,000
Total Current Assets	63,595,473	14,133,863
Total Assets	63,595,473	14,133,863
LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party	1,630	4,232
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	55,176,285	9,830,315
Total Current Liabilities	55,177,915	9,834,547
Total Liabilities	55,177,915	9,834,547
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00195 par value; (150,000,000 shares authorized, 11,011,389 and 312,739 shares issued and outstanding as of October 31, 2024 and 2023, respectively)	21,472	73,181
Additional paid-in capital	86,169,229	23,402,322
Statutory reserve	891,439	891,439
Accumulated deficit	(77,793,056)	(18,613,357)
Accumulated other comprehensive loss	(871,526)	(1,454,269)
Total equity attributable to Jiuzi Holdings, Inc.	8,417,558	4,299,316
Total Liabilities and Shareholders’ Equity	63,595,473	14,133,863
Related Parties [Member]
ASSETS
Due from related parties	$ 63,579,748	$ 12,782,339